SHARE-BASED COMPENSATION - Summary of Information Relating to Stock Options Outstanding (Details)	12 Months Ended
	Dec. 31, 2022 shares $ / shares	Dec. 31, 2021 shares $ / shares	Dec. 31, 2020 shares
Disclosure of range of exercise prices of outstanding share options [line items]
Number of stock options (in shares)	9,547,185	9,072,149	10,375,195
Number of stock options exercisable (in shares)	7,615,432	5,054,976
CA$0.93 (issued in 2018)
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in dollars per share) | $ / shares	$ 0.93	$ 0.93
Number of stock options (in shares)	4,747,277	4,792,398
Remaining contractual life (years)	4 years 11 months 15 days	5 years 11 months 8 days
Number of stock options exercisable (in shares)	4,747,277	3,316,799
CA$0.93 (issued in 2019)
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in dollars per share) | $ / shares	$ 0.93	$ 0.93
Number of stock options (in shares)	3,664,907	3,664,907
Remaining contractual life (years)	6 years 9 months 3 days	7 years 9 months 7 days
Number of stock options exercisable (in shares)	2,649,930	1,634,954
CA$6.90 (issued in 2020)
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in dollars per share) | $ / shares	$ 6.9	$ 6.9
Number of stock options (in shares)	289,023	319,990
Remaining contractual life (years)	7 years 8 months 15 days	8 years 8 months 15 days
Number of stock options exercisable (in shares)	144,512	103,223
CA$15.45 (issued in 2021)
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in dollars per share) | $ / shares	$ 15.45	$ 15.45
Number of stock options (in shares)	26,389	26,389
Remaining contractual life (years)	8 years 7 months 24 days	9 years 7 months 24 days
Number of stock options exercisable (in shares)	6,597	0
CA$23.02 (issued in 2021)
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in dollars per share) | $ / shares	$ 23.02	$ 23.02
Number of stock options (in shares)	253,865	253,865
Remaining contractual life (years)	8 years 5 months 26 days	9 years 5 months 26 days
Number of stock options exercisable (in shares)	63,466	0
CA$13.29 (issued in 2021)
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in dollars per share) | $ / shares	$ 13.29	$ 13.29
Number of stock options (in shares)	14,600	14,600
Remaining contractual life (years)	8 years 11 months 8 days	9 years 11 months 8 days
Number of stock options exercisable (in shares)	3,650	0
CA$6.92 (issued in 2022)
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in dollars per share) | $ / shares	$ 6.92
Number of stock options (in shares)	486,041
Remaining contractual life (years)	9 years 4 months 9 days
Number of stock options exercisable (in shares)	0
CA$7.05 (issued in 2022)
Disclosure of range of exercise prices of outstanding share options [line items]
Exercise price of outstanding share options (in dollars per share) | $ / shares	$ 7.05
Number of stock options (in shares)	65,083
Remaining contractual life (years)	9 years 4 months 17 days
Number of stock options exercisable (in shares)	0